Stockholders' Equity (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Number of Options
Options, Granted	0	145,000
Employee Stock Option [Member]
Number of Options
Beginning Balance	95,000	38,625
Options, Granted	0	145,000
Options, Vested	0	(24,500)
Options, Forfeited or Canceled	0	(64,125)
Ending Balance	95,000	95,000
Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, Beginning Balance	1.43	0.99
Weighted Average Grant Date Fair Value, Granted	0	1.05
Weighted Average Grant Date Fair Value, Vested	0	(0.99)
Weighted Average Grant Date Fair Value, Forfeited or Canceled	0	(0.47)
Weighted Average Grant Date Fair Value, Ending Balance	1.43	1.43